Warrants	6 Months Ended
Sep. 30, 2013
Warrants
Warrants

Note 13—Warrants

As of September 30, 2013, we had the following warrants outstanding:

•            3,936,677 Series A Warrants having an exercise price of $4.05 per share and expiration dates in 2018. All Series A Warrants contain full ratchet anti-dilution protection provisions.

•            2,254,663 other warrants comprised of the following:

Outstanding Warrants	Exercise Price ($)	Expiration	Notes
600	3.15 –4.04	2018
1,787,171	4.05	2018	Contain full ratchet anti-dilution protection to $3.50 per share
307,424	6.00 – 17.00	2017, 2018
159,468	62.50 – 251.00	2014 - 2018
2,254,663

•            1,031,466 Series B Warrants were outstanding which consisted of 114,798 expiring on November 1, 2013 and 916,668 expiring in January 2014. These Series B Warrants have an exercise price of $6.00 per share and is exercisable for one share of our common stock and one Series A Warrant. Each Series A Warrant issued in the exercise of a Series B Warrant will have a five year term, an initial exercise price of $6.00 and full ratchet anti-dilution protection.

•            The expense recognized related to warrants was $5.1 million and $5.6 million for the six months ended September 30, 2013 and September 30, 2012, respectively.

•            Subsequent to September 30, 2013 we issued the 200 warrants on October 1, 2013 and 200 warrants on November 1, 2013 at strike prices of $3.06 and $2.34, respectively

For warrants with full ratchet anti-dilution protection, any issuances of common stock (or securities exercisable into common stock) at a price below the exercise price of the warrants results in a reduction in the exercise price of the warrants to the new issuance or strike price and a corresponding increase in the number of warrants issued. For example, if an investor held 300 warrants with an exercise price of $4.00 and we issued new shares of common stock at $3.00 per share, the strike price on the warrants would be reduced to $3.00 and the investor would receive an additional 100 warrants with a $3.00 exercise price.

Service Warrants

The Company has issued approximately 0.1 million warrants to purchase shares of common stock in exchange for services, with exercise prices ranging from $3.15 to $251.00. The weighted average exercise price for these warrants is $150.29.  For these awards, fair value is estimated using the binomial-lattice-based valuation model.  Expense is recognized on a straight-line basis over each grant’s respective service period. Key inputs and assumptions used in estimating the fair value include our stock price, the grant price, expected term, volatility and the risk-free rate. Assumptions used in estimating the fair value of service warrants granted through September 30, 2013 included the following:

Expected Term	0.25 to 4.8 years
Volatility*	121.5% to 176.7%
Risk-Free Rate	0.02% to 1.30%
Dividend Yield	—

*The Company’s estimates of expected volatility are based on the historic volatility of the Company’s common stock as well as the historic volatility of the Company’s peers due to the limited availability of historical trading information on the Company itself.

The Company is currently committed to issuing an additional 400 warrants for services in the next twelve months under existing consulting contracts.

Investor Warrants

As part of its fundraising efforts, the Company has issued warrants from time to time to various investors to purchase shares of its common stock. As of September 30, 2013, a total of 7.1 million investor warrants had been issued and remained outstanding. The exercise price and remaining exercise period of these warrants ranged from $4.05 to $150.00. The weighted average exercise price of the investor warrants is $5.95. With the completion of our capital raise on June 26, 2013 and the issuance of the warrants therewith we no longer met the criteria for equity accounting for our warrants and therefore began accounting for all warrants as liabilities.  This accounting change was triggered by the full ratchet anti-dilution provisions contained in these warrants.

Assumptions used in estimating the fair value of investor warrants granted through September 30, 2013 included the following:

Expected Term	0.09 to 5.7 years
Volatility*	123.6% to 174.9%
Risk-Free Rate	0.02% to 1.60%
Dividend Yield	—

*The Company’s estimates of expected volatility are based on the historic volatility of the Company’s common stock as well as the historic volatility of the Company’s peers due to the limited availability of historical trading information on the Company itself.